Issued capital and reserves - Authorized Capital, In Number of Shares (Details)	Dec. 31, 2021 category shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Authorised capital (in shares) | shares	311,675,848	147,036,688	244,254,014
Number of categories of authorized shares | category	1